Investments in Joint Ventures and Associates - Schedule of Financial Information of Associates (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021		Jan. 01, 2022 [1]
Summarized statement of financial position
Investments	€ 266,382	€ 254,759	[1]			€ 409,444
Derivatives	1,429	2,771	[1]			8,843
Other assets	9,118	14,864
Assets	301,581	380,711	[1]			459,560
Insurance liabilities	177,446	176,120
Borrowings and subordinated liabilities	2,244	2,295	[1]			2,194
Derivatives	2,479	5,175	[1]			7,138
Other liabilities	8,390	10,278	[1]			11,883
Total liabilities	292,026	369,777	[1]			445,983
Non-controlling interests	129	176	[1]			196
Other equity instruments	1,951	1,943	[1]			€ 2,363
Summarized statement of comprehensive income
Insurance revenue	10,386	11,251	[1]
Insurance service result	342	430	[1]
Profit or loss	346	25	[2]	€ (2,400)	[2]
Income tax (expense) or result	(209)	71	[1]
Net result from continuing operations	(182)	756	[1]
Post-tax profit or loss from discontinued operations	(17)	(1,296)	[1]
Post-tax profit or (loss)	(199)	(540)	[1]	2,029
Other comprehensive income	421	(870)	[1]	200
Total comprehensive income	222	(1,410)	[1]	€ 2,229
Other Associates [member]
Summarized statement of financial position
Current assets	309	105
Non-current assets	725	139
Assets	1,034	244
Non-current liabilities	17	45
Current liabilities	217	37
Total liabilities	235	82
Net assets	799	162
Summarized statement of comprehensive income
Post-tax profit or (loss)	(7)	(11)
Other comprehensive income	6	2
Total comprehensive income	(1)	(9)
Dividends received	11	28
Carrying amount	288	€ 165
ASR [member]
Summarized statement of financial position
Investments	92,177
Derivatives	12,907
Other assets	45,673
Assets	150,758
Insurance liabilities	99,475
Borrowings and subordinated liabilities	8,386
Derivatives	10,132
Other liabilities	23,467
Total liabilities	141,460
Non-controlling interests	35
Other equity instruments	974
Total other equity components	1,008
Net assets	8,289
Summarized statement of comprehensive income
Insurance revenue	4,944
Insurance service result	274
Profit or loss	450
Income tax (expense) or result	(103)
Net result from continuing operations	347
Post-tax profit or loss from discontinued operations	0
Other comprehensive income - that may be recycled to profit or loss	17
Other comprehensive income - that will not be recycled to profit or loss	(58)
Total comprehensive income	306
Dividends received	€ 68
Group share	29.98%
Group share of post-tax profit or loss	€ 110
Group share of other comprehensive income	€ (12)

[1]	Comparatives have been restated due to the initial application of IFRS 9 and IFRS 17. Note 2 includes further details on the changes in accounting policies.
[2]	Comparatives for 2022 have been restated due to the initial application of IFRS 9 and IFRS 17. Comparatives for 2021 have not been restated due to the initial appliocation of IFRS 9 and IFSR 17. Note 2 includes further details on the changes in accounting policies.